Segment reporting - Segment results (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Segment results on a cash earnings basis
Net interest income	$ 16,505	$ 15,516	$ 15,148
Non-interest income	5,628	6,286	5,837
Net operating income before operating expenses and impairment charges	22,133	21,802	20,985
Operating expenses	(9,692)	(9,434)	(9,217)
Impairment (charges)/benefits	(710)	(853)	(1,124)
Profit before income tax	11,731	11,515	10,644
Income tax expense	(3,632)	(3,518)	(3,184)
Net profit attributable to non-controlling interests	(4)	(7)	(15)
Net profit attributable to owners of Westpac Banking Corporation	8,095	7,990	7,445
Additional information
Depreciation, amortisation and impairments	(1,144)	(1,269)	(1,228)
Balance Sheet
Total assets	879,592	851,875	839,202
Total liabilities	815,019	790,533	781,021
Additions of property and equipment and intangible assets	1,192	1,005	1,321
Consumer Bank
Segment results on a cash earnings basis
Net profit attributable to owners of Westpac Banking Corporation	3,125	3,039	2,895
Additional information
Depreciation, amortisation and impairments	(173)	(335)	(282)
Balance Sheet
Total assets	392,495	377,457	359,228
Total liabilities	212,472	202,689	191,027
Additions of property and equipment and intangible assets	363	276	178
Business Bank
Segment reporting
Maximum facility provided to customers	150
Segment results on a cash earnings basis
Net profit attributable to owners of Westpac Banking Corporation	2,157	1,993	1,875
Additional information
Depreciation, amortisation and impairments	(71)	(79)	(65)
Balance Sheet
Total assets	156,523	153,078	148,904
Total liabilities	114,137	111,385	106,046
Additions of property and equipment and intangible assets	94	54	83
BT Financial Group (Australia)
Segment results on a cash earnings basis
Net profit attributable to owners of Westpac Banking Corporation	572	896	800
Additional information
Depreciation, amortisation and impairments	(78)	(49)	(67)
Balance Sheet
Total assets	34,923	35,237	38,217
Total liabilities	42,500	41,431	40,792
Additions of property and equipment and intangible assets	96	93	88
Westpac Institutional Bank
Segment results on a cash earnings basis
Net profit attributable to owners of Westpac Banking Corporation	1,086	1,159	979
Additional information
Depreciation, amortisation and impairments	(274)	(206)	(188)
Balance Sheet
Total assets	102,380	103,080	110,616
Total liabilities	126,620	118,875	125,931
Additions of property and equipment and intangible assets	88	55	459
Westpac New Zealand
Segment results on a cash earnings basis
Net profit attributable to owners of Westpac Banking Corporation	947	903	827
Additional information
Depreciation, amortisation and impairments	(81)	(86)	(102)
Balance Sheet
Total assets	82,424	81,285	82,071
Total liabilities	72,078	71,432	72,408
Additions of property and equipment and intangible assets	99	85	96
Group Businesses
Segment results on a cash earnings basis
Net profit attributable to owners of Westpac Banking Corporation	208		69
Additional information
Depreciation, amortisation and impairments	(467)	(514)	(524)
Balance Sheet
Total assets	110,847	101,738	100,166
Total liabilities	247,212	244,721	244,817
Additions of property and equipment and intangible assets	452	442	417
Operating segments (cash earnings)
Segment results on a cash earnings basis
Net interest income	16,339	15,704	15,348
Non-interest income	5,612	5,852	5,888
Net operating income before operating expenses and impairment charges	21,951	21,556	21,236
Operating expenses	(9,586)	(9,105)	(8,931)
Impairment (charges)/benefits	(710)	(853)	(1,124)
Profit before income tax	11,655	11,598	11,181
Income tax expense	(3,586)	(3,529)	(3,344)
Net profit attributable to non-controlling interests	(4)	(7)	(15)
Net profit attributable to owners of Westpac Banking Corporation	8,065	8,062	7,822
Operating segments (cash earnings) | Consumer Bank
Segment results on a cash earnings basis
Net interest income	7,748	7,638	7,268
Non-interest income	746	813	863
Net operating income before operating expenses and impairment charges	8,494	8,451	8,131
Operating expenses	(3,542)	(3,378)	(3,312)
Impairment (charges)/benefits	(451)	(565)	(516)
Profit before income tax	4,501	4,508	4,303
Income tax expense	(1,361)	(1,353)	(1,292)
Net profit attributable to owners of Westpac Banking Corporation	3,140	3,155	3,011
Operating segments (cash earnings) | Business Bank
Segment results on a cash earnings basis
Net interest income	4,065	3,885	3,766
Non-interest income	1,189	1,141	1,089
Net operating income before operating expenses and impairment charges	5,254	5,026	4,855
Operating expenses	(1,876)	(1,818)	(1,774)
Impairment (charges)/benefits	(291)	(343)	(386)
Profit before income tax	3,087	2,865	2,695
Income tax expense	(928)	(862)	(810)
Net profit attributable to owners of Westpac Banking Corporation	2,159	2,003	1,885
Operating segments (cash earnings) | BT Financial Group (Australia)
Segment results on a cash earnings basis
Net interest income	578	511	460
Non-interest income	1,648	1,744	1,908
Net operating income before operating expenses and impairment charges	2,226	2,255	2,368
Operating expenses	(1,291)	(1,199)	(1,184)
Impairment (charges)/benefits	(6)	(4)
Profit before income tax	929	1,052	1,184
Income tax expense	(284)	(316)	(352)
Net profit attributable to owners of Westpac Banking Corporation	645	736	832
Operating segments (cash earnings) | Westpac Institutional Bank
Segment results on a cash earnings basis
Net interest income	1,416	1,328	1,421
Non-interest income	1,556	1,707	1,537
Net operating income before operating expenses and impairment charges	2,972	3,035	2,958
Operating expenses	(1,446)	(1,351)	(1,374)
Impairment (charges)/benefits	38	(56)	(177)
Profit before income tax	1,564	1,628	1,407
Income tax expense	(473)	(462)	(421)
Net profit attributable to non-controlling interests	(5)	(7)	(7)
Net profit attributable to owners of Westpac Banking Corporation	1,086	1,159	979
Operating segments (cash earnings) | Westpac New Zealand
Segment results on a cash earnings basis
Net interest income	1,720	1,629	1,606
Non-interest income	438	480	483
Net operating income before operating expenses and impairment charges	2,158	2,109	2,089
Operating expenses	(860)	(903)	(889)
Impairment (charges)/benefits	(2)	72	(54)
Profit before income tax	1,296	1,278	1,146
Income tax expense	(362)	(361)	(321)
Net profit attributable to owners of Westpac Banking Corporation	934	917	825
Operating segments (cash earnings) | Group Businesses
Segment results on a cash earnings basis
Net interest income	812	713	827
Non-interest income	35	(33)	8
Net operating income before operating expenses and impairment charges	847	680	835
Operating expenses	(571)	(456)	(398)
Impairment (charges)/benefits	2	43	9
Profit before income tax	278	267	446
Income tax expense	(178)	(175)	(148)
Net profit attributable to non-controlling interests	1		(8)
Net profit attributable to owners of Westpac Banking Corporation	101	92	290
Net cash earnings adjustment
Segment results on a cash earnings basis
Net interest income	166	(188)	(200)
Non-interest income	16	434	(51)
Net operating income before operating expenses and impairment charges	182	246	(251)
Operating expenses	(106)	(329)	(286)
Profit before income tax	76	(83)	(537)
Income tax expense	(46)	11	160
Net profit attributable to owners of Westpac Banking Corporation	30	(72)	(377)
Net cash earnings adjustment | Consumer Bank
Segment results on a cash earnings basis
Net profit attributable to owners of Westpac Banking Corporation	(15)	(116)	(116)
Net cash earnings adjustment | Business Bank
Segment results on a cash earnings basis
Net profit attributable to owners of Westpac Banking Corporation	(2)	(10)	(10)
Net cash earnings adjustment | BT Financial Group (Australia)
Segment results on a cash earnings basis
Net profit attributable to owners of Westpac Banking Corporation	(73)	160	(32)
Net cash earnings adjustment | Westpac New Zealand
Segment results on a cash earnings basis
Net profit attributable to owners of Westpac Banking Corporation	13	(14)	2
Net cash earnings adjustment | Group Businesses
Segment results on a cash earnings basis
Net profit attributable to owners of Westpac Banking Corporation	$ 107	$ (92)	$ (221)